SHARE-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Fair Value Options Granted Using Black-Scholes Option Pricing Model
	Number of options	Weighted-average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2025	1,608	897.47	7.19	-
Granted	4,680	18.90	9.62	-
Expired	(20)	907.57	-	-
Outstanding at June 30, 2025	6,268	241.40	8.88	-

Exercisable at June 30, 2025	1,588	897.34	6.71	-

Vested and expected to vest at June 30, 2025	1,588	897.34	6.71	-

Expected volatility	74.82%
Assumptions regarding the price of the underlying shares:
Probability of an IPO scenario (including de-SPAC transaction)	67%
Expected time to IPO (including de-SPAC transaction) (years)	0.137
Probability of other liquidation events	33%
Expected time to liquidation (years)	2.25
Expected return on Equity	22%

Schedule of Share-Based Compensation Expense
	Six months ended June 30		Three months ended June 30
	2025	2024	2025	2024
Research and development	$-	$38	$-	$19
General and administrative	58	26	37	13
	$58	$64	$37	$32

	Year ended December 31
	2024	2023
Research and development	$2,424	$78
General and administrative	3,438	52
	$5,862	$130

Schedule of Stock-Based Compensation Activity
	Number of options	Weighted-average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2023	3,596	584.00	4.88	316
Granted	-	-	-	-
Exercised	(919)	0.45	0.01	490
Forfeited	(22)	907.80	6.02	-
Expired	(1,047)	607.95	-	-
Outstanding at December 31, 2024	1,608	897.47	7.19	*

Exercisable at December 31, 2024	1,608	897.47	7.19	*

Vested and expected to vest at December 31, 2024	1,608	897.47	7.19	*